Accounts receivable - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 10,555	$ 4,939
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	$ 48,680	$ 80,295